Acquisition (Tables)	12 Months Ended
Mar. 31, 2022
Asset Acquisition [Abstract]
Schedule of acquisition
	Gesoper	Firts
	RMB	RMB
Cash and cash equivalents	4	23
Other receivables	65	6
Total current assets	69	29

Other payables and accrued liabilities	(782)	(459)
Total current liabilities	(782)	(459)

Customer relationship	729	446

Net assets acquired	16	16